Property and equipment net	12 Months Ended
Sep. 30, 2023
Property and equipment net
Property, plant and equipment, net

Note 7 - Property and equipment, net

Property and equipment from the Company’s continuing operations, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	September 30,	September 30,
	2023	2022

Machinery and equipment	$62,973	$64,449
Transportation equipment	48,009	49,241
Office equipment	19,492	20,254
Subtotal	130,474	133,944
Accumulated depreciation	(105,942)	(89,076)
Total	$24,532	$44,868

Depreciation expense was $19,752, $32,303 and $22,332 for the years ended September 30, 2023, 2022 and 2021, respectively.